UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22482

Nuveen Energy MLP Total Return Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	November 30
Date of reporting period:	February 28, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Energy MLP Total Return Fund (JMF)
February 28, 2013

Shares/ Units	Description (1)			Value
	Master Limited Partnerships & MLP Affiliates - 143.9% (99.1% of Total Investments)
	Energy Equipment & Services - 1.0% (0.7% of Total Investments)
318,591	Exterran Partners LP			$ 7,512,376
	Oil, Gas & Consumable Fuels - 142.9% (98.4% of Total Investments)
409,225	Access Midstream Partners LP			15,239,539
155,275	Alliance Holding GP LP			8,064,984
125,925	Alliance Resource Partners LP			7,818,683
585,986	Boardwalk Pipline Partners LP			15,557,928
284,745	Buckeye Partners LP			15,860,297
408,776	Buckeye Partners LP, Class B Shares, (2), (3), (4)			21,946,195
917,475	Copano Energy LLC			35,377,836
141,471	Crestwood Midstream Partners LP, Class C Shares, (2), (3), (4)			3,539,043
1,092,422	DCP Midstream Partners LP			44,385,106
207,350	Delek Logistics Partners LP			5,843,123
612,375	El Paso Pipeline Partners LP			25,591,151
410,082	Enbridge Energy Partners LP			11,363,372
1,651,832	Energy Transfer Equity LP			87,860,944
1,495,804	Enterprise Products Partners LP			84,767,213
641,627	EV Energy Partners LP			35,937,528
625,382	Genesis Energy LP			28,736,303
319,070	Golar LNG Partners LP			9,492,333
284,040	Holly Energy Partners LP			11,719,490
1,979,755	Inergy LP			39,515,910
649,351	Inergy Midstream LP, (3), (4)			14,464,521
643,383	Kinder Morgan Management LLC, (2)			53,291,414
697,790	Kinder Morgan Inc.			25,867,075
912,721	Magellan Midstream Partners LP			45,782,085
635,315	MarkWest Energy Partners LP			36,320,959
259,701	MPLX LP			8,489,626
133,725	Oiltanking Partners LP			5,870,528
631,131	ONEOK Partners LP			34,592,290
709,615	Oxford Resource Partners LP			1,837,903
1,738,238	Plains All American Pipeline LP			95,168,529
115,730	Rose Rock Midstream LP			3,934,820
295,024	Southcross Energy Partners LP			6,759,000
218,387	Spectra Energy Partners LP			8,062,848
269,720	Sunoco Logistics Partners LP			16,865,592
110,374	Susser Petroleum Partners LP			3,216,298
768,465	Targa Resources Partners LP			31,653,073
344,188	TC PipeLines LP			15,784,462
618,502	Teekay Offshore Partners LP			17,311,871
279,552	Tesoro Logistics LP			13,949,645
174,095	TransMontaigne Partners LP			7,983,997
450,279	Western Gas Partners LP			24,693,300
232,730	Western Gas Equity Partners LP			7,905,838
1,587,362	Williams Partners LP			78,891,891
	Total Oil, Gas & Consumable Fuels			1,067,314,543
	Total Master Limited Partnerships & MLP Affiliates (cost $870,143,834)			1,074,826,919

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments - 1.4% (0.9% of Total Investments)
$ 10,172	Repurchase Agreement with State Street Bank, dated 2/28/13, repurchase price $10,171,643, collateralized by $10,370,000 U.S. Treasury Notes, 0.250%, due 8/31/14, value $10,375,672	0.010%	3/01/13	$ 10,171,640
	Total Short-Term Investments (cost $10,171,640)			10,171,640
	Total Investments (cost $880,315,474) - 145.3%			1,084,998,559
	Borrowings - (34.4)% (5), (6)			(257,000,000)
	Other Assets Less Liabilities - (10.9)%			(81,252,839)
	Net Assets - 100%			$ 746,745,720

	Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

	Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
	Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Master Limited Partnerships & MLP Affiliates	$ 1,034,877,160	$ 39,949,759	$ –	$ 1,074,826,919
Short-Term Investments:
Repurchase Agreements	–	10,171,640	–	10,171,640
Total	$ 1,034,877,160	$ 50,121,399	$ –	$ 1,084,998,559

* Refer to the Fund’s Portfolio of Investments for industry breakdown of Master Limited Partnership & MLP Affiliates classified as Level 2.

Income Tax Information

As of February 28, 2013, the cost of investments was $880,315,474.

Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2013, were as follows:

Gross unrealized:
Appreciation				$ 224,890,734
Depreciation				(20,207,649)

Net unrealized appreciation (depreciation) of investments				$ 204,683,085

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Distributions are paid in-kind.

(3)	For fair value measurement disclosure purposes, Master Limited Partnership & MLP Affiliates classified as Level 2.

(4)	Security is restricted and may be resold only in transactions exempt from registration, normally to qualified institutional buyers.

(5)	Borrowings Payable as a percentage of Total Investments is 23.7%.

(6)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $527,453,148 have been pledged as collateral for Borrowings.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Energy MLP Total Return Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 29, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 29, 2013